Contingent Liabilities, Liens And Guarantees (Brazilian Internal Revenue Service) (Details)		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Brazilian Internal Revenue Service [Member] USD ($)	Dec. 31, 2012 Brazilian Internal Revenue Service [Member] BRL	Jun. 24, 2010 Tax Assessment [Member] Brazilian Internal Revenue Service [Member] USD ($)	Jun. 24, 2010 Tax Assessment [Member] Brazilian Internal Revenue Service [Member] BRL
Contingent Liabilities, Liens And Guarantees [Line Items]
Amount of possible loss	$ 95,000,000			$ 4,180,000	7,571,164
Aggregate sum claimed pursuant to tax deficiency		$ 4,200,000	8,600,000